JDD	Nuveen Diversified Dividend and Income Fund Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 139.9% (95.7% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 38.9% (26.6% of Total Investments)

	Health Care – 2.5%

99,305	Healthpeak Properties Inc	$3,324,732
25,365	Welltower Inc	2,090,076
	Total Health Care	5,414,808

	Hotels – 1.6%

137,145	Host Hotels & Resorts Inc, (2)	2,239,578
71,745	Xenia Hotels & Resorts Inc, (2)	1,272,756
	Total Hotels	3,512,334

	Industrial – 5.1%

54,865	Duke Realty Corp	2,626,387
39,860	First Industrial Realty Trust Inc	2,075,909
33,105	Lexington Realty Trust	422,089
48,853	Prologis Inc	6,127,632
	Total Industrial	11,252,017

	Office – 5.9%

15,965	Alexandria Real Estate Equities Inc	3,050,433
18,040	Boston Properties Inc	1,954,634
69,195	Douglas Emmett Inc	2,187,254
57,370	Hudson Pacific Properties Inc	1,507,110
34,125	Kilroy Realty Corp	2,259,416
23,970	Mack-Cali Realty Corp, (2)	410,366
20,375	SL Green Realty Corp	1,443,365
	Total Office	12,812,578

	Residential – 9.1%

64,345	American Homes 4 Rent, Class A	2,452,831
61,771	Apartment Income REIT Corp	3,015,043
18,285	AvalonBay Communities Inc	4,052,687
16,345	Camden Property Trust	2,410,397
15,980	Equity LifeStyle Properties Inc	1,248,038
42,710	Equity Residential	3,456,093
83,805	Invitation Homes Inc	3,212,246
	Total Residential	19,847,335

	Retail – 5.0%

21,620	Federal Realty Investment Trust	2,550,944
81,360	Macerich Co	1,359,525
42,110	Regency Centers Corp	2,835,266
64,010	Retail Properties of America Inc	824,449
25,205	Simon Property Group Inc	3,275,894
	Total Retail	10,846,078

	Specialized – 9.7%

46,490	CubeSmart	2,252,441
13,680	CyrusOne Inc	1,058,969
28,700	Digital Realty Trust Inc	4,145,715
7,470	Equinix Inc	5,902,271
14,352	Life Storage Inc	1,646,748
16,945	Public Storage	5,034,359
43,780	VICI Properties Inc	1,243,790
	Total Specialized	21,284,293
	Total Real Estate Investment Trust Common Stocks (cost $61,735,172)	84,969,443

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Value

	COMMON STOCKS – 37.5% (25.7% of Total Investments)

	Aerospace & Defense – 0.9%

10,180	General Dynamics Corp, (3)	$1,995,585

	Air Freight & Logistics – 1.3%

45,702	Deutsche Post AG, (4)	2,865,962

	Automobiles – 0.7%

27,621	General Motors Co, (2)	1,455,903

	Banks – 5.5%

151,528	Bank Leumi Le-Israel BM, (4)	1,283,902
28,904	Citigroup Inc	2,028,483
126,650	ING Groep NV, Sponsored ADR	1,835,159
12,651	JPMorgan Chase & Co	2,070,842
114,227	Nordea Bank Abp, (2), (4)	1,480,455
155,593	Oversea-Chinese Banking Corp Ltd, (4)	1,310,207
43,757	Wells Fargo & Co, (3)	2,030,762
	Total Banks	12,039,810

	Biotechnology – 0.9%

18,536	AbbVie Inc	1,999,478

	Capital Markets – 0.6%

75,362	Deutsche Boerse AG, ADR	1,219,357

	Chemicals – 2.1%

7,736	Air Liquide SA, (4)	1,238,998
25,681	DuPont de Nemours Inc	1,746,051
25,009	Nutrien Ltd	1,623,236
	Total Chemicals	4,608,285

	Communications Equipment – 0.9%

37,895	Cisco Systems Inc	2,062,625

	Electrical Equipment – 0.6%

8,958	Eaton Corp PLC	1,337,519

	Energy Equipment & Services – 0.0%

3,685	Transocean Ltd, (2)	13,966

	Entertainment – 0.9%

2,099	Metro-Goldwyn-Mayer Inc, (2), (4)	274,839
3,613	Nintendo Co Ltd, (4)	1,726,590
	Total Entertainment	2,001,429

	Food & Staples Retailing – 0.9%

13,516	Walmart Inc	1,883,860

	Food Products – 0.5%

629,500	Tingyi Cayman Islands Holding Corp, (4)	1,170,437

	Health Care Equipment & Supplies – 0.9%

15,301	Medtronic PLC	1,917,980

	Health Care Providers & Services – 1.7%

5,953	Anthem Inc	2,219,278
19,863	Fresenius Medical Care AG & Co KGaA, (4)	1,393,275
6,140	Millennium Health LLC, (2), (5)	5,735
5,767	Millennium Health LLC, (2), (5)	4,810
	Total Health Care Providers & Services	3,623,098

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 0.8%

55,426	24 Hour Fitness Worldwide Inc, (4)	$152,421
116,526	24 Hour Fitness Worldwide Inc, (2), (4)	233,052
8,747	Darden Restaurants Inc	1,324,908
	Total Hotels, Restaurants & Leisure	1,710,381

	Household Durables – 0.5%

24,025	PulteGroup Inc	1,103,228

	Industrial Conglomerates – 1.2%

16,283	Siemens AG, (4)	2,663,101

	Insurance – 1.9%

28,412	Ageas SA/NV, (4)	1,406,975
5,689	Allianz SE, (4)	1,274,595
5,881	Everest Re Group Ltd	1,474,837
	Total Insurance	4,156,407

	IT Services – 0.6%

6,595	Capgemini SE, (4)	1,367,649

	Media – 1.5% (1.1%

14,012	Clear Channel Outdoor Holdings Inc, (2)	37,973
34,427	Comcast Corp, (3)	1,925,502
1	Cumulus Media Inc, (2)	12
81,200	Hakuhodo DY Holdings Inc, (4)	1,397,366
655,185	Hibu plc, (2), (4)	4,586
3,185	Tribune Co, (2), (4)	32
	Total Media	3,365,471

	Metals & Mining – 0.5%

44,236	BHP Group PLC, (4)	1,114,497

	Multiline Retail – 0.0%

1	Belk Inc, (2), (4)	14

	Multi-Utilities – 1.2%

13,909	Dominion Energy Inc	1,015,635
135,938	National Grid PLC, (4)	1,619,799
	Total Multi-Utilities	2,635,434

	Oil, Gas & Consumable Fuels – 1.9%

15,712	Chevron Corp	1,593,983
96,777	Enterprise Products Partners LP, (3)	2,094,254
4,181	Fieldwood Energy LLC, (2), (4)	418,100
	Total Oil, Gas & Consumable Fuels	4,106,337

	Personal Products – 0.6%

21,800	Kao Corp, (4)	1,297,396

	Pharmaceuticals – 1.5%

33,579	AstraZeneca PLC, Sponsored ADR	2,016,755
33,476	GlaxoSmithKline PLC, Sponsored ADR	1,279,118
	Total Pharmaceuticals	3,295,873

	Semiconductors & Semiconductor Equipment – 0.6%

447	Broadcom Inc	216,764
19,511	Intel Corp	1,039,546
	Total Semiconductors & Semiconductor Equipment	1,256,310

	Software – 1.8%

6,958	Microsoft Corp, (3)	1,961,599
22,728	Oracle Corp, (3)	1,980,291
	Total Software	3,941,890

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)						Value

	Specialty Retail – 1.6%

37,254	Industria de Diseno Textil SA, (4)						$1,370,789
6,085	Lowe’s Cos Inc						1,234,403
833,000	Topsports International Holdings Ltd, 144A, (4)						946,039
	Total Specialty Retail						3,551,231

	Technology Hardware, Storage & Peripherals – 0.8%

30,986	Samsung Electronics Co Ltd, (4)						1,807,682

	Tobacco – 0.5%

11,790	Philip Morris International Inc						1,117,574

	Trading Companies & Distributors – 0.6%

56,700	Mitsui & Co Ltd, (4)						1,239,858

	Wireless Telecommunication Services – 1.0%

7,870	SK Telecom Co Ltd, (4)						2,137,620
	Total Common Stocks (cost $64,042,346)						82,063,247

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 32.4% (22.1% of Total Investments) (6)

	Aerospace & Defense – 0.4%

$77	Dynasty Acquisition Co., Inc., Term Loan B1	3.632%	3-Month LIBOR	3.500%	4/08/26	B–	$75,818
42	Dynasty Acquisition Co., Inc., Term Loan B2	3.632%	3-Month LIBOR	3.500%	4/08/26	B–	40,762
250	Maxar Technologies Ltd., Term Loan B	2.840%	1-Month LIBOR	2.750%	10/05/24	B	248,321
474	TransDigm, Inc., Term Loan F	2.334%	1-Month LIBOR	2.250%	12/09/25	Ba3	469,025
843	Total Aerospace & Defense						833,926

	Airlines – 0.4% (0.3%

162	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	168,101
225	Air Canada, Term Loan B	4.250%	3-Month LIBOR	3.500%	8/11/28	Ba2	226,218
120	American Airlines, Inc., Term Loan	2.084%	1-Month LIBOR	2.000%	12/14/23	Ba3	117,420
36	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB–	35,428
249	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	251,026
792	Total Airlines						798,193

	Auto Components – 0.5%

249	Adient US LLC, Term Loan B	3.584%	1-Month LIBOR	3.500%	4/08/28	BB–	249,713
254	Clarios Global LP, Term Loan B	3.337%	1-Month LIBOR	3.250%	4/30/26	B1	252,770
76	DexKo Global, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	75,631
14	DexKo Global, Inc., Term Loan B, (WI/DD), (9)	TBD	TBD	TBD	TBD	B1	14,406
496	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	496,873
1,089	Total Auto Components						1,089,393

	Beverages – 0.1%

209	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	208,712

	Biotechnology – 0.3%

614	Grifols Worldwide Operations USA, Inc., Term Loan B	2.072%	1-Week LIBOR	2.000%	11/15/27	BB+	604,852

	Building Products – 0.4%

156	Advanced Drainage Systems Inc, Term Loan B	2.375%	1-Month LIBOR	2.250%	9/24/26	Baa3	156,730
100	All-Star Bidco AB, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	99,938
239	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	239,351
335	Quikrete Holdings, Inc., Term Loan, First Lien	2.585%	1-Month LIBOR	2.500%	1/31/27	BB–	332,118
830	Total Building Products						828,137

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Capital Markets – 0.2%

$429	Lions Gate Capital Holdings LLC, Term Loan A	1.834%	1-Month LIBOR	1.750%	3/22/23	Ba2	$427,391
79	RPI Intermediate Finance Trust, Term Loan B1	1.834%	1-Month LIBOR	1.750%	2/11/27	BBB–	78,834
508	Total Capital Markets						506,225

	Chemicals – 0.8%

657	Atotech B.V., Term Loan B, (DD1)	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	656,985
551	Axalta Coating Systems US Holdings Inc., Term Loan B3	1.882%	3-Month LIBOR	1.750%	6/01/24	BBB–	550,358
70	Diamond BC BV, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	70,141
243	H.B. Fuller Company, Term Loan B	2.087%	1-Month LIBOR	2.000%	10/21/24	BBB–	243,496
100	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	99,912
76	Lonza Group AG, Term Loan B	4.750%	6-Month LIBOR	4.000%	7/02/28	B2	76,135
34	Sparta U.S. HoldCo LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	8/02/28	B+	34,106
1,731	Total Chemicals						1,731,133

	Commercial Services & Supplies – 1.7%

471	Belron Finance US LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	4/30/28	BB+	471,685
74	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B–	73,509
100	Clean Harbors Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	100,208
1,087	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	1,085,841
352	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB–	352,905
53	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	12-Month LIBOR	2.750%	9/23/26	BB–	53,282
107	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	6-Month LIBOR	2.750%	9/23/26	BB–	106,565
53	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	3-Month LIBOR	2.750%	9/23/26	BB–	53,282
82	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	1-Month LIBOR	2.750%	9/23/26	BB–	81,522
64	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	64,028
499	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B–	500,705
192	Trans Union, LLC, Term Loan B5	1.834%	1-Month LIBOR	1.750%	11/13/26	BBB–	191,185
46	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	3.500%	3-Month LIBOR	2.500%	2/28/25	B–	48,029
81	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	79,401
485	WEX Inc., Term Loan	2.334%	1-Month LIBOR	2.250%	4/01/28	Ba2	483,779
3,746	Total Commercial Services & Supplies						3,745,926

	Communications Equipment – 0.8%

324	CommScope, Inc., Term Loan B	3.336%	1-Month LIBOR	3.250%	4/04/26	Ba3	322,574
498	Eagle Broadband Investments LLC, Term Loan	3.750%	3-Month LIBOR	3.000%	11/12/27	B+	498,495
25	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	6/02/28	B2	25,093
225	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	1-Month LIBOR	3.750%	6/02/28	B2	225,844
390	Plantronics Inc, Term Loan B	2.585%	1-Month LIBOR	2.500%	7/02/25	Ba2	382,064
63	Riverbed Technology, Inc., Term Loan B	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	56,579
325	Univision Communications Inc., Term Loan C5	2.834%	1-Month LIBOR	2.750%	3/15/24	B	325,440
1,850	Total Communications Equipment						1,836,089

	Construction & Engineering – 0.6%

499	AECOM, Term Loan B	1.834%	1-Month LIBOR	1.750%	4/13/28	BBB–	499,436
467	Brown Group Holding, LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	4/22/28	B+	467,445
125	Centuri Group, Inc, Term Loan B	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	125,104
199	FrontDoor Inc, Term Loan B	2.335%	1-Month LIBOR	2.250%	6/17/28	Ba2	199,625
55	Zurn Holdings Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	55,110
1,345	Total Construction & Engineering						1,346,720

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Containers & Packaging – 0.3%

$90	Grinding Media Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	$90,338
550	Reynolds Consumer Products LLC, Term Loan	1.834%	1-Month LIBOR	1.750%	2/04/27	BBB–	549,606
100	Reynolds Group Holdings Inc. , Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	100,000
740	Total Containers & Packaging						739,944

	Distributors – 0.5%

805	Core & Main LP, Term Loan B	2.586%	1-Month LIBOR	2.500%	6/10/28	Ba3	803,032
396	Univar Solutions USA Inc., Term Loan B6	2.084%	1-Month LIBOR	2.000%	6/03/28	BBB–	395,354
1,201	Total Distributors						1,198,386

	Diversified Financial Services – 0.5%

26	Avaya, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	N/R	25,752
214	Ditech Holding Corporation, Term Loan, (10)	0.000%	N/A	N/A	6/30/22	N/R	43,015
499	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.834%	1-Month LIBOR	1.750%	4/30/28	BB+	498,216
165	Lions Gate Capital Holdings LLC, Term Loan B	2.334%	1-Month LIBOR	2.250%	3/24/25	Ba2	164,110
376	Verscend Holding Corp., Term Loan B	4.084%	1-Month LIBOR	4.000%	8/27/25	BB–	377,222
1,280	Total Diversified Financial Services						1,108,315

	Diversified Telecommunication Services – 0.9%

60	Altice France S.A., Term Loan B12	3.814%	3-Month LIBOR	3.688%	1/31/26	B	59,615
486	Altice France S.A., Term Loan B13	4.125%	3-Month LIBOR	4.000%	8/14/26	B	485,642
933	CenturyLink, Inc., Term Loan B	2.337%	1-Month LIBOR	2.250%	3/15/27	BBB–	923,914
297	Frontier Communications Corp., DIP Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	297,525
79	Intelsat Jackson Holdings S.A., Term Loan B4, (10)	8.750%	3-Month LIBOR	5.500%	1/02/24	N/R	79,812
125	Intelsat Jackson Holdings S.A., Term Loan B5, (10)	8.625%	Fixed	8.625%	1/02/24	N/R	127,660
1,980	Total Diversified Telecommunication Services						1,974,168

	Electrical Equipment – 0.3%

385	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	381,545
279	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	280,313
664	Total Electrical Equipment						661,858

	Entertainment – 0.3%

18	AMC Entertainment Holdings, Inc. , Term Loan B	3.083%	1-Month LIBOR	3.000%	4/22/26	B–	16,782
545	Crown Finance US, Inc., Term Loan	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	450,876
45	Crown Finance US, Inc., Term Loan	3.750%	3-Month LIBOR	2.750%	9/20/26	CCC	37,246
44	Crown Finance US, Inc., Term Loan B1	9.250%	3-Month LIBOR	8.250%	5/23/24	B–	47,510
25	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	2.590%	1-Month LIBOR	2.500%	7/03/25	BB–	24,376
677	Total Entertainment						576,790

	Food & Staples Retailing – 0.9%

495	Chobani, LLC, Term Loan B	4.500%	1-Month LIBOR	3.500%	10/23/27	B–	496,901
1,388	US Foods, Inc., Term Loan B	1.834%	1-Month LIBOR	1.750%	6/27/23	BB–	1,380,970
1,883	Total Food & Staples Retailing						1,877,871

	Food Products – 0.5%

449	B&G Foods, Inc., Term Loan B4	2.584%	1-Month LIBOR	2.500%	10/10/26	BB	449,684
445	Froneri International Ltd., Term Loan	2.334%	1-Month LIBOR	2.250%	1/31/27	B+	439,907
100	Sycamore Buyer LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	99,812
994	Total Food Products						989,403

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Health Care Equipment & Supplies – 0.1%

$227	Maravai Intermediate Holdings, LLC, Term Loan B	4.750%	1-Month LIBOR	3.750%	10/19/27	B+	$228,216

	Health Care Providers & Services – 1.9%

199	ADMI Corp., Term Loan B2	3.625%	1-Month LIBOR	3.125%	12/23/27	B	197,650
250	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	251,016
75	CHG Healthcare Services Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	75,201
228	Gates Global LLC, Term Loan B3	3.250%	1-Month LIBOR	2.500%	3/31/27	B+	227,980
498	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	500,050
50	Global Medical Response, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	B	50,256
329	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	332,302
226	Phoenix Guarantor Inc, Term Loan B	3.336%	1-Month LIBOR	3.250%	3/05/26	B1	225,070
249	Phoenix Guarantor Inc, Term Loan B3	3.585%	1-Month LIBOR	3.500%	3/05/26	B1	248,751
216	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.835%	1-Month LIBOR	3.750%	11/16/25	B1	215,627
1,366	Select Medical Corporation, Term Loan B	2.340%	1-Month LIBOR	2.250%	3/06/25	Ba2	1,360,419
363	Surgery Center Holdings, Inc., Term Loan, (DD1)	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	363,986
4,049	Total Health Care Providers & Services						4,048,308

	Health Care Technology – 0.6%

973	Change Healthcare Holdings LLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	973,430
9	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	8,683
246	Zelis Healthcare Corporation, Term Loan	3.586%	1-Month LIBOR	3.500%	9/30/26	B	244,931
1,228	Total Health Care Technology						1,227,044

	Hotels, Restaurants & Leisure – 3.4%

1,569	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.837%	1-Month LIBOR	1.750%	11/19/26	BB+	1,552,957
237	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (cash 0.132%, PIK 5.000%)	5.132%	3-Month LIBOR	5.000%	12/29/25	B3	206,309
96	All Day AcquisitionCo LLC, Term Loan	5.132%	3-Month LIBOR	5.000%	9/29/26	N/R	86,554
376	Aramark Services, Inc., Term Loan B3	1.834%	1-Month LIBOR	1.750%	3/11/25	BB+	368,921
375	Bally’s Corp., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	375,366
990	Caesars Resort Collection, LLC, Term Loan, First Lien B	2.834%	1-Month LIBOR	2.750%	12/22/24	B+	985,376
129	Churchill Downs Incorporated, Term Loan B1	2.086%	1-Month LIBOR	2.000%	3/17/28	BBB–	127,668
75	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	7.132%	3-Month LIBOR	7.000%	5/23/24	B–	93,263
748	Golden Nugget, Inc., Term Loan B	3.250%	2-Month LIBOR	2.500%	10/04/23	B	745,305
250	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	Ba1	250,875
703	Hilton Worldwide Finance, LLC, Term Loan B2	1.836%	1-Month LIBOR	1.750%	6/21/26	BBB–	697,483
348	IRB Holding Corp, Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B	349,198
374	KFC Holding Co., Term Loan B	1.836%	1-Month LIBOR	1.750%	3/15/28	BBB–	374,564
436	Marriott Ownership Resorts, Inc., Term Loan B	1.834%	1-Month LIBOR	1.750%	8/31/25	Ba1	429,414
214	PCI Gaming Authority, Term Loan	2.584%	1-Month LIBOR	2.500%	5/31/26	BBB–	213,304
200	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB–	199,626
344	Stars Group Holdings B.V. (The), Term Loan	3.632%	3-Month LIBOR	2.250%	7/10/25	BBB	343,255
7,464	Total Hotels, Restaurants & Leisure						7,399,438

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Household Durables – 0.2%

$17	Serta Simmons Bedding, LLC, Term Loan, (10)	8.500%	1-Month LIBOR	7.500%	8/10/23	B	$17,525
55	Serta Simmons Bedding, LLC, Term Loan, (10)	8.500%	1-Month LIBOR	7.500%	8/10/23	B–	52,081
13	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	B1	12,676
418	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	419,964
503	Total Household Durables						502,246

	Insurance – 0.6%

246	Acrisure, LLC, Term Loan B	3.632%	3-Month LIBOR	3.500%	2/15/27	B	244,403
200	Asurion LLC, Term Loan B6	3.209%	1-Month LIBOR	3.125%	11/03/23	Ba3	199,122
361	Asurion LLC, Term Loan B8	3.334%	1-Month LIBOR	3.250%	12/23/26	Ba3	356,308
250	Asurion LLC, Term Loan, Second Lien B4	5.334%	1-Month LIBOR	5.250%	1/15/29	B	249,156
197	Broadstreet Partners, Inc., Term Loan B	3.084%	1-Month LIBOR	3.000%	1/27/27	B1	195,006
149	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB–	148,834
1,403	Total Insurance						1,392,829

	Interactive Media & Services – 0.8%

499	Adevinta ASA, Term Loan B	3.750%	3-Month LIBOR	3.000%	11/04/27	BB+	499,872
521	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	519,070
85	Mission Broadcasting, Inc., Term Loan B	2.586%	1-Month LIBOR	2.500%	6/03/28	BBB–	84,788
580	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	576,143
1,685	Total Interactive Media & Services						1,679,873

	Internet & Direct Marketing Retail – 0.1%

249	CNT Holdings I Corp, Term Loan	4.500%	3-Month LIBOR	3.750%	11/08/27	B	249,321

	Internet Software & Services – 0.5%

154	Banff Merger Sub Inc, Term Loan	3.882%	3-Month LIBOR	3.750%	10/02/25	B2	153,355
626	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B–	628,667
289	Uber Technologies, Inc., Term Loan, First Lien B	3.584%	1-Month LIBOR	3.500%	4/04/25	B+	289,837
1,069	Total Internet Software & Services						1,071,859

	IT Services – 0.5%

35	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	35,011
226	Intrado Corporation, Term Loan	4.743%	2-Month LIBOR	4.000%	10/10/24	B2	223,190
124	Intrado Corporation, Term Loan	4.743%	3-Month LIBOR	4.000%	10/10/24	B2	122,632
250	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB–	250,312
422	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB–	422,975
1,057	Total IT Services						1,054,120

	Leisure Products – 0.3%

404	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB–	403,969
46	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB–	45,492
11	SRAM, LLC , Term Loan B	3.250%	1-Month LIBOR	2.750%	5/18/28	BB–	11,373
182	SRAM, LLC , Term Loan B	3.250%	6-Month LIBOR	2.750%	5/18/28	BB–	181,969
643	Total Leisure Products						642,803

	Life Sciences Tools & Services – 0.5%

656	Phoenix Newco Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	656,925
408	PPD, Inc., Initial Term Loan	2.500%	1-Month LIBOR	2.000%	1/13/28	Ba2	407,637
1,064	Total Life Sciences Tools & Services						1,064,562

	Machinery – 0.7%

393	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	393,765
262	Standard Industries Inc/NJ, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	262,963
564	Vertical US Newco Inc, Term Loan B, (DD1)	4.000%	3-Month LIBOR	3.500%	7/31/27	B+	565,966
247	Vertiv Group Corporation, Term Loan B	2.833%	1-Month LIBOR	2.750%	3/02/27	BB–	245,700
1,466	Total Machinery						1,468,394

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Marine – 0.0%

$119	HGIM Corp., Exit Term Loan, (DD1)	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	$88,964

	Media – 4.3%

249	Cable One, Inc., Term Loan B4	2.084%	1-Month LIBOR	2.000%	5/03/28	BB+	248,361
922	Charter Communications Operating, LLC, Term Loan B2	1.840%	1-Month LIBOR	1.750%	2/01/27	BBB–	917,061
730	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.629%	3-Month LIBOR	3.500%	8/21/26	B1	716,467
926	CSC Holdings, LLC, Term Loan	2.334%	1-Month LIBOR	2.250%	1/15/26	BB	914,899
98	CSC Holdings, LLC, Term Loan B1	2.334%	1-Month LIBOR	2.250%	7/17/25	BB	96,783
493	CSC Holdings, LLC, Term Loan B5	2.584%	1-Month LIBOR	2.500%	4/15/27	BB	488,669
45	Cumulus Media New Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	3/31/26	B	45,329
72	Diamond Sports Group, LLC, Term Loan	3.340%	1-Month LIBOR	3.250%	8/24/26	Caa1	44,921
690	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB–	691,221
489	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.562%	5/01/26	BB	487,921
276	Gray Television, Inc., Term Loan B	2.336%	1-Month LIBOR	2.250%	2/07/24	BB+	276,445
415	iHeartCommunications, Inc., Term Loan	3.084%	1-Month LIBOR	3.000%	5/01/26	B+	412,030
365	Intelsat Jackson Holdings S.A., DIP Term Loan, (10)	5.392%	3-Month LIBOR	4.750%	7/13/22	N/R	367,764
601	Intelsat Jackson Holdings S.A., Term Loan B3, (10)	8.000%	1-Month LIBOR	4.750%	11/27/23	N/R	609,987
200	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	200,857
79	Meredith Corporation, Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB–	80,802
386	Meredith Corporation, Term Loan B2	2.584%	1-Month LIBOR	2.500%	1/31/25	BB–	385,384
275	Nexstar Broadcasting, Inc., Term Loan B3	2.334%	1-Month LIBOR	2.250%	1/17/24	BBB–	275,188
463	Outfront Media Capital LLC, Term Loan B	1.836%	1-Month LIBOR	1.750%	11/18/26	Ba1	456,961
47	Radiate Holdco, LLC, Term Loan	4.250%	1-Month LIBOR	3.500%	9/25/26	B1	46,896
266	Sinclair Television Group Inc., Term Loan B1	2.340%	1-Month LIBOR	2.250%	1/03/24	Ba2	263,011
317	Springer Nature Deutschland GmbH, Term Loan B18	3.750%	1-Month LIBOR	3.000%	8/14/26	B+	317,741
250	Virgin Media Bristol LLC, Term Loan N	2.584%	1-Month LIBOR	2.500%	1/31/28	BB+	248,626
98	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	97,964
731	Ziggo Financing Partnership, Term Loan I	2.584%	1-Month LIBOR	2.500%	4/30/28	BB	725,915
9,483	Total Media						9,417,203

	Multiline Retail – 0.1%

2	Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B–	1,704
7	Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC–	5,883
202	EG America LLC, Term Loan	4.145%	3-Month LIBOR	4.000%	2/05/25	B–	201,651
211	Total Multiline Retail						209,238

	Office Electronics – 0.0%

51	Pitney Bowes Inc., Term Loan B	4.084%	1-Month LIBOR	4.000%	3/19/28	BBB–	51,437

	Oil, Gas & Consumable Fuels – 0.1%

10	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	9,758
90	DT Midstream, Inc, Term Loan B	2.500%	6-Month LIBOR	2.000%	6/10/28	Baa2	90,078
209	QuarterNorth Energy Holding Inc., Exit Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	210,529
309	Total Oil, Gas & Consumable Fuels						310,365

	Paper & Forest Products – 0.1%

198	Asplundh Tree Expert, LLC, Term Loan B	1.834%	1-Month LIBOR	1.750%	9/04/27	BBB–	197,519

	Personal Products – 0.4%

250	Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	250,495
90	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	90,093
20	Kronos Acquisition Holdings Inc., Term Loan B	3.834%	1-Month LIBOR	3.750%	12/22/26	B2	19,117
748	Revlon Consumer Products Corporation, Term Loan B, (DD1), (5)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	609,741
1,108	Total Personal Products						969,446

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Pharmaceuticals – 1.2%

$885	Bausch Health Companies Inc., Term Loan B	3.084%	1-Month LIBOR	3.000%	6/02/25	BB	$884,794
103	Bausch Health Companies Inc., Term Loan B	2.834%	1-Month LIBOR	2.750%	11/27/25	BB	102,913
239	Endo Luxembourg Finance Company I S.a r.l., Term Loan	6.000%	3-Month LIBOR	5.000%	3/25/28	B–	234,541
646	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB–	648,168
249	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	250,000
41	Mallinckrodt International Finance S.A., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	D	38,726
500	Organon & Co, Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	501,875
2,663	Total Pharmaceuticals						2,661,017

	Professional Services – 0.6%

299	ASGN Incorporated, Term Loan B3	1.834%	1-Month LIBOR	1.750%	4/02/25	BBB–	298,703
592	Ceridian HCM Holding Inc., Term Loan B	2.572%	1-Week LIBOR	2.500%	4/30/25	B+	585,184
249	Dun & Bradstreet Corporation (The), Term Loan	3.336%	1-Month LIBOR	3.250%	2/08/26	BB+	248,867
171	Nielsen Finance LLC, Term Loan B4	2.083%	1-Month LIBOR	2.000%	10/04/23	BBB–	171,382
1,311	Total Professional Services						1,304,136

	Road & Rail – 0.8%

308	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	307,583
217	First Student Bidco Inc, Term Loan B	3.500%	2-Month LIBOR	3.000%	7/21/28	BB+	215,975
80	First Student Bidco Inc, Term Loan C	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	79,763
212	Fly Funding II S.a.r.l., Term Loan B	1.880%	3-Month LIBOR	1.750%	8/09/25	BB+	210,072
493	Genesee & Wyoming Inc. (New), Term Loan	2.132%	3-Month LIBOR	2.000%	12/30/26	BB+	490,037
313	Hertz Corporation, (The), Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.500%	6/30/28	B+	313,136
59	Hertz Corporation, (The), Term Loan C, (DD1)	4.000%	1-Month LIBOR	3.500%	6/30/28	BB–	59,476
1,682	Total Road & Rail						1,676,042

	Semiconductors & Semiconductor Equipment – 0.2%

435	MKS Instruments, Inc., Term Loan B6	1.834%	1-Month LIBOR	1.750%	2/02/26	BB+	434,520

	Software – 3.0%

330	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	332,551
496	Camelot U.S. Acquisition 1 Co., Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B1	498,034
499	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	500,084
343	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	343,735
792	Informatica LLC,, Term Loan B	3.334%	1-Month LIBOR	3.250%	2/14/27	B1	790,511
453	IQVIA Inc., Term Loan B3	1.882%	3-Month LIBOR	1.750%	6/11/25	BBB–	452,550
121	MA FinanceCo., LLC, Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB	119,539
184	McAfee, LLC, Term Loan B	3.837%	1-Month LIBOR	3.750%	9/29/24	BB+	183,778
307	Proofpoint, Inc., Term Loan, First Lien, (DD1)	3.750%	3-Month LIBOR	3.250%	8/31/28	BB–	305,772
150	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	149,703
813	Seattle Spinco, Inc., Term Loan B3	2.834%	1-Month LIBOR	2.750%	6/21/24	BB+	807,276
708	Sophia, L.P., Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	711,086
200	SS&C European Holdings Sarl, Term Loan B4	1.834%	1-Month LIBOR	1.750%	4/16/25	BB+	198,503
264	SS&C Technologies Inc., Term Loan B3	1.834%	1-Month LIBOR	1.750%	4/16/25	BB+	262,139
80	Tibco Software Inc., Term Loan B3	3.834%	1-Month LIBOR	3.750%	7/03/26	B+	79,382
302	Ultimate Software Group Inc(The), Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	302,597
501	ZoomInfo LLC, Term Loan B	3.084%	1-Month LIBOR	3.000%	2/01/26	BB	502,276
6,543	Total Software						6,539,516

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Specialty Retail – 0.3%

$246	Birkenstock GmbH & Co. KG, Term Loan B, (DD1)	4.250%	3-Month LIBOR	3.750%	4/28/28	BB–	$246,512
370	PetSmart, Inc., Term Loan B	4.500%	6-Month LIBOR	3.750%	2/12/28	BB–	371,321
616	Total Specialty Retail						617,833

	Technology Hardware, Storage & Peripherals – 0.6%

465	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB–	465,439
244	NCR Corporation, Term Loan	2.630%	3-Month LIBOR	2.500%	8/28/26	BB+	242,542
249	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB–	249,333
410	Western Digital Corporation, Term Loan B4	1.838%	1-Month LIBOR	1.750%	4/29/23	Baa2	410,142
1,368	Total Technology Hardware, Storage & Peripherals						1,367,456

	Textiles, Apparel & Luxury Goods – 0.0%

75	CBI Buyer, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	1/06/28	B1	74,758

	Transportation Infrastructure – 0.1%

200	KKR Apple Bidco, LLC, Term Loan	3.500%	1-Month LIBOR	3.000%	7/13/28	B+	200,071
71,455	Total Variable Rate Senior Loan Interests (cost $70,818,879)						70,804,575

Principal Amount (000) (11)	Description (1)			Coupon	Maturity	Ratings (8)	Value

	EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 29.2% (20.0% of Total Investments)

	Angola – 0.6%

$335	Angolan Government International Bond, 144A			8.250%	5/09/28	B3	$346,725
400	Angolan Government International Bond, Reg S			8.000%	11/26/29	B3	409,248
520	Angolan Government International Bond, 144A			9.375%	5/08/48	B3	535,891
	Total Angola						1,291,864

	Argentina – 0.6%

56	Argentine Republic Government International Bond			1.000%	7/09/29	CCC+	21,225
837	Argentine Republic Government International Bond			0.500%	7/09/30	CCC+	307,110
1,326	Argentine Republic Government International Bond			1.125%	7/09/35	CCC+	433,563
290	Argentine Republic Government International Bond			2.500%	7/09/41	CCC+	106,508
174	Provincia de Cordoba, 144A			5.000%	12/10/25	CCC+	131,571
76	YPF SA, 144A			8.750%	4/04/24	CCC	68,400
101	YPF SA, 144A			8.500%	3/23/25	CCC+	92,487
50	YPF SA, Reg S			8.500%	7/28/25	CCC	41,501
139	YPF SA, 144A			6.950%	7/21/27	CCC+	102,513
20	YPF SA, Reg S			6.950%	7/21/27	CCC+	14,750
80	YPF SA, 144A			7.000%	12/15/47	CCC+	52,801
	Total Argentina						1,372,429

	Armenia – 0.4%

455	Republic of Armenia International Bond, Reg S			7.150%	3/26/25	Ba3	517,745
200	Republic of Armenia International Bond, 144A			3.600%	2/02/31	Ba3	188,500
200	Republic of Armenia International Bond, Reg S			3.600%	2/02/31	N/R	188,470
	Total Armenia						894,715

	Azerbaijan – 0.8%

150	International Bank of Azerbaijan OJSC, Reg S			3.500%	9/01/24	B	150,066
695	Republic of Azerbaijan International Bond, Reg S			3.500%	9/01/32	BB+	708,086
200	Southern Gas Corridor CJSC, 144A			6.875%	3/24/26	BB+	235,312
585	Southern Gas Corridor CJSC, Reg S			6.875%	3/24/26	BB+	688,395
	Total Azerbaijan						1,781,859

	Bahrain – 0.1%

200	Bahrain Government International Bond, 144A			6.250%	1/25/51	B+	183,256

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000) (11)		Description (1)	Coupon	Maturity	Ratings (8)	Value

		Benin – 0.1%

190	EUR	Benin Government International Bond, 144A	4.950%	1/22/35	B+	$214,467

		Bermuda – 0.1%

200		Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	231,960

		Brazil – 1.2%

200		Banco do Brasil SA/Cayman, Reg S	4.625%	1/15/25	Ba2	211,252
200		Braskem Netherlands Finance BV, 144A	4.500%	1/31/30	BBB–	212,800
200		Brazilian Government International Bond	3.750%	9/12/31	BB–	189,700
210		Brazilian Government International Bond	5.000%	1/27/45	Ba2	195,766
200		Brazilian Government International Bond	4.750%	1/14/50	Ba2	177,054
200		BRF SA, 144A	4.875%	1/24/30	Ba2	200,250
225		Centrais Eletricas Brasileiras SA, Reg S	5.750%	10/27/21	Ba2	225,562
200		Centrais Eletricas Brasileiras SA, 144A	4.625%	2/04/30	BB–	198,700
395		Itau Unibanco Holding SA/Cayman Island, 144A	2.900%	1/24/23	BB	400,929
200		MARB BondCo PLC, 144A	3.950%	1/29/31	BB	191,054
145		Petrobras Global Finance BV	6.750%	6/03/50	Ba1	157,615
115		Petrobras Global Finance BV	5.500%	6/10/51	Ba1	107,065
70		Vale Overseas Ltd	3.750%	7/08/30	BBB	72,517
		Total Brazil				2,540,264

		Bulgaria – 0.1%

135	EUR	Bulgaria Government International Bond, Reg S	1.375%	9/23/50	Baa1	150,583

		Chile – 0.7%

200		Alfa Desarrollo SpA, 144A	4.550%	9/27/51	Baa3	195,100
205		Celulosa Arauco y Constitucion SA, 144A	5.150%	1/29/50	BBB	232,165
200		Chile Government International Bond	3.250%	9/21/71	A	180,672
150		Empresa Nacional de Telecomunicaciones SA, 144A	3.050%	9/14/32	BBB–	147,375
315		Empresa Nacional del Petroleo, Reg S	3.750%	8/05/26	A–	330,726
205		Interchile SA, 144A	4.500%	6/30/56	Baa1	214,020
160		VTR Comunicaciones SpA, 144A	5.125%	1/15/28	BB+	169,680
		Total Chile				1,469,738

		China – 0.9%

200		Alibaba Group Holding Ltd	3.250%	2/09/61	A+	185,743
420		China Government International Bond, 144A	2.250%	10/21/50	N/R	397,127
200		Country Garden Holdings Co Ltd, Reg S	5.625%	1/14/30	BBB–	203,896
200		Industrial & Commercial Bank of China Ltd, Reg S	4.875%	9/21/25	BBB+	222,046
200		Meituan, Reg S	3.050%	10/28/30	BBB–	185,463
200		Tencent Holdings Ltd, 144A	2.390%	6/03/30	A+	196,606
200		Tencent Holdings Ltd, Reg S	3.240%	6/03/50	A+	188,222
200		Times China Holdings Ltd, Reg S	6.200%	3/22/26	BB–	180,540
200		Yuzhou Group Holdings Co Ltd, Reg S	7.700%	2/20/25	B+	146,903
		Total China				1,906,546

		Colombia – 1.4%

320		Bancolombia SA	3.000%	1/29/25	Baa2	322,803
270		Colombia Government International Bond	3.000%	1/30/30	Baa2	255,161
550		Colombia Government International Bond	3.125%	4/15/31	Baa2	514,816
205		Colombia Government International Bond	3.250%	4/22/32	Baa2	191,167
400		Colombia Government International Bond	6.125%	1/18/41	Baa2	439,332
200		Colombia Government International Bond	5.625%	2/26/44	Baa2	208,578
600		Colombia Government International Bond	5.000%	6/15/45	Baa2	584,784
400		Colombia Government International Bond	4.125%	5/15/51	Baa2	343,248
120		Ecopetrol SA	5.375%	6/26/26	Baa3	130,422
180		Millicom International Cellular SA, 144A	6.250%	3/25/29	BB+	197,100
		Total Colombia				3,187,411

		Costa Rica – 0.3%

435		Costa Rica Government International Bond, 144A	6.125%	2/19/31	B	445,879
200		Costa Rica Government International Bond, Reg S	7.000%	4/04/44	B	197,002
		Total Costa Rica				642,881

Principal Amount (000) (11)		Description (1)	Coupon	Maturity	Ratings (8)	Value

		Cote d“Ivoire – 0.4%

$395		Ivory Coast Government International Bond, Reg S	6.125%	6/15/33	BB–	$417,700
405	EUR	Ivory Coast Government International Bond, Reg S	6.875%	10/17/40	BB–	500,513
		Total Cote d’Ivoire				918,213

		Croatia – 0.9%

315	EUR	Croatia Government International Bond, Reg S	1.125%	6/19/29	BBB–	376,034
715	EUR	Croatia Government International Bond, Reg S	1.500%	6/17/31	BBB–	866,521
205	EUR	Croatia Government International Bond, Reg S	1.125%	3/04/33	BBB–	236,449
420	EUR	Croatia Government International Bond, Reg S	1.750%	3/04/41	BBB–	498,046
		Total Croatia				1,977,050

		Dominican Republic – 0.8%

150		Dominican Republic International Bond, 144A	4.875%	9/23/32	BB–	153,002
305		Dominican Republic International Bond, 144A	5.300%	1/21/41	BB–	301,648
425		Dominican Republic International Bond, Reg S	7.450%	4/30/44	BB–	506,392
290		Dominican Republic International Bond, Reg S	6.850%	1/27/45	BB–	323,353
250		Dominican Republic International Bond, 144A	6.400%	6/05/49	BB–	264,627
300		Dominican Republic International Bond, Reg S	6.400%	6/05/49	BB–	317,553
		Total Dominican Republic				1,866,575

		Ecuador – 0.5%

64		Ecuador Government International Bond, 144A	5.000%	7/31/30	B–	54,335
119		Ecuador Government International Bond, 144A	0.000%	7/31/30	B–	63,434
928		Ecuador Government International Bond, 144A	1.000%	7/31/35	B–	611,240
137		Ecuador Government International Bond, Reg S	1.000%	7/31/35	N/R	90,250
467		Ecuador Government International Bond, 144A	0.500%	7/31/40	B–	271,572
		Total Ecuador				1,090,831

		Egypt – 0.8%

200		Egypt Government International Bond, 144A	3.875%	2/16/26	B+	188,000
220		Egypt Government International Bond, 144A	7.300%	9/30/33	B+	213,576
1,155		Egypt Government International Bond, Reg S	7.903%	2/21/48	B+	1,054,429
205		Egypt Government International Bond, 144A	8.875%	5/29/50	B+	202,779
200		Egypt Government International Bond, 144A	7.500%	2/16/61	B+	175,216
		Total Egypt				1,834,000

		El Salvador – 0.1%

65		El Salvador Government International Bond, Reg S	5.875%	1/30/25	B–	49,563
135		El Salvador Government International Bond, Reg S	6.375%	1/18/27	B–	100,239
65		El Salvador Government International Bond, Reg S	7.650%	6/15/35	B–	46,800
190		El Salvador Government International Bond, 144A	7.125%	1/20/50	B–	130,627
		Total El Salvador				327,229

		Ethiopia – 0.1%

385		Ethiopia International Bond, Reg S	6.625%	12/11/24	CCC+	333,087

		Gabon – 0.6%

238		Gabon Government International Bond, Reg S	6.375%	12/12/24	B–	253,179
455		Gabon Government International Bond, 144A	6.625%	2/06/31	B–	447,501
655		Gabon Government International Bond, Reg S	6.625%	2/06/31	B–	645,312
		Total Gabon				1,345,992

		Ghana – 0.4%

235		Ghana Government International Bond, 144A	7.750%	4/07/29	B	223,767
355		Ghana Government International Bond, Reg S	7.625%	5/16/29	B	337,474
250		Ghana Government International Bond, 144A	8.627%	6/16/49	B	223,750
		Total Ghana				784,991

		Honduras – 0.1%

200		Honduras Government International Bond, Reg S	7.500%	3/15/24	BB–	211,002

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000) (11)		Description (1)	Coupon	Maturity	Ratings (8)	Value

		Hong Kong – 0.1%

$200		AIA Group Ltd, 144A	3.200%	9/16/40	A	$201,961

		Hungary – 0.6%

200		Hungary Government International Bond, 144A	2.125%	9/22/31	BBB	196,750
390	EUR	Hungary Government International Bond, Reg S	1.625%	4/28/32	BBB	476,372
285	EUR	Hungary Government International Bond, Reg S	1.750%	6/05/35	BBB	346,539
50	EUR	Hungary Government International Bond, Reg S	1.500%	11/17/50	BBB	53,904
200		Hungary Government International Bond, 144A	3.125%	9/21/51	BBB	196,938
		Total Hungary				1,270,503

		Indonesia – 0.3%

100	EUR	Indonesia Government International Bond	1.100%	3/12/33	BBB	112,157
335		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg S	3.875%	7/17/29	BBB	354,664
200		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg S	5.250%	5/15/47	Baa2	222,500
		Total Indonesia				689,321

		Israel – 0.7%

85		Energean Israel Finance Ltd, 144A, Reg S	4.500%	3/30/24	BB–	86,730
80		Energean Israel Finance Ltd, 144A, Reg S	4.875%	3/30/26	BB–	82,003
295		Israel Electric Corp Ltd, 144A, Reg S	5.000%	11/12/24	BBB	327,034
807		Israel Electric Corp Ltd, 144A, Reg S	4.250%	8/14/28	BBB	905,252
32		Leviathan Bond Ltd, 144A, Reg S	6.125%	6/30/25	BB	34,704
127		Leviathan Bond Ltd, 144A, Reg S	6.500%	6/30/27	BB	139,304
75		Leviathan Bond Ltd, 144A, Reg S	6.750%	6/30/30	BB	82,927
		Total Israel				1,657,954

		Jordan – 0.2%

200		Jordan Government International Bond, 144A	7.375%	10/10/47	B+	207,052
225		Jordan Government International Bond, Reg S	7.375%	10/10/47	B+	232,911
		Total Jordan				439,963

		Macedonia – 0.3%

115	EUR	North Macedonia Government International Bond, Reg S	2.750%	1/18/25	BB+	139,519
315	EUR	North Macedonia Government International Bond, 144A	3.675%	6/03/26	BB+	399,172
105	EUR	North Macedonia Government International Bond, Reg S	1.625%	3/10/28	BB+	118,514
		Total Macedonia				657,205

		Malaysia – 0.2%

200		Petronas Capital Ltd, 144A	3.500%	4/21/30	A2	216,408
205		Petronas Capital Ltd, 144A	3.404%	4/28/61	A2	206,082
		Total Malaysia				422,490

		Mexico – 1.5%

230		Comision Federal de Electricidad, 144A	3.348%	2/09/31	Baa1	225,690
225		Mexico City Airport Trust, Reg S	4.250%	10/31/26	BBB	240,075
200		Mexico Government International Bond	4.750%	4/27/32	Baa1	224,954
100	EUR	Mexico Government International Bond	1.450%	10/25/33	Baa1	109,290
440		Mexico Government International Bond	4.280%	8/14/41	Baa1	448,932
100	EUR	Mexico Government International Bond	2.125%	10/25/51	Baa1	95,853
25		Petroleos Mexicanos	6.500%	1/23/29	BBB	25,698
545		Petroleos Mexicanos	7.000%	1/23/30	BBB	562,925
245		Petroleos Mexicanos	5.950%	1/28/31	BBB	237,503
140		Petroleos Mexicanos	6.375%	1/23/45	BBB	119,015
712		Petroleos Mexicanos	6.750%	9/21/47	BBB	620,982
355		Petroleos Mexicanos	7.690%	1/23/50	BBB	336,150
		Total Mexico				3,247,067

		Morocco – 0.2%

200		OCP SA, 144A	3.750%	6/23/31	BB+	199,260
200		OCP SA, 144A	5.125%	6/23/51	BB+	198,000
		Total Morocco				397,260

Principal Amount (000) (11)	Description (1)	Coupon	Maturity	Ratings (8)	Value

	Netherlands – 0.2%

$200	VEON Holdings BV, Reg S	4.000%	4/09/25	BBB–	$209,940
200	VEON Holdings BV, Reg S	3.375%	11/25/27	BBB–	202,644
	Total Netherlands				412,584

	Nigeria – 0.2%

200	Nigeria Government International Bond, Reg S	7.143%	2/23/30	B2	204,234
200	Nigeria Government International Bond, Reg S	7.625%	11/28/47	B2	193,095
	Total Nigeria				397,329

	Oman – 0.6%

200	Oman Government International Bond, 144A	6.250%	1/25/31	Ba3	213,774
215	Oman Government International Bond, Reg S	7.375%	10/28/32	Ba3	245,049
305	Oman Government International Bond, 144A	6.750%	1/17/48	Ba3	301,584
400	Oman Government International Bond, Reg S	6.750%	1/17/48	Ba3	395,520
225	Oman Government International Bond, Reg S	7.000%	1/25/51	N/R	228,111
	Total Oman				1,384,038

	Pakistan – 0.3%

200	Pakistan Government International Bond, 144A	6.000%	4/08/26	B3	198,750
515	Pakistan Government International Bond, Reg S	6.875%	12/05/27	B–	517,919
	Total Pakistan				716,669

	Panama – 0.8%

200	Aeropuerto Internacional de Tocumen SA, 144A	5.125%	8/11/61	BBB	209,400
190	Panama Bonos del Tesoro	3.362%	6/30/31	BBB	191,425
305	Panama Government International Bond	3.160%	1/23/30	BBB	313,985
625	Panama Government International Bond	4.300%	4/29/53	BBB	661,144
330	Panama Notas del Tesoro	3.750%	4/17/26	BBB	354,090
	Total Panama				1,730,044

	Paraguay – 0.5%

295	Paraguay Government International Bond, Reg S	4.625%	1/25/23	Ba1	306,800
640	Paraguay Government International Bond, Reg S	5.000%	4/15/26	Ba1	710,406
	Total Paraguay				1,017,206

	Peru – 0.5%

120	Banco de Credito del Peru, 144A	3.125%	7/01/30	BBB	118,800
65	Banco de Credito del Peru, 144A	3.250%	9/30/31	BBB	63,636
200	Kallpa Generacion SA, Reg S	4.875%	5/24/26	Baa3	214,102
125	Peruvian Government International Bond	4.125%	8/25/27	BBB+	138,201
585	Peruvian Government International Bond	2.783%	1/23/31	BBB+	578,916
	Total Peru				1,113,655

	Qatar – 1.8%

200	Ooredoo International Finance Ltd, 144A	2.625%	4/08/31	A2	203,648
249	Qatar Government International Bond, Reg S	3.750%	4/16/30	AA–	280,656
200	Qatar Government International Bond, Reg S	4.625%	6/02/46	AA–	250,094
200	Qatar Government International Bond, Reg S	5.103%	4/23/48	AA–	265,162
490	Qatar Government International Bond, Reg S	4.817%	3/14/49	AA–	629,464
610	Qatar Government International Bond, Reg S	4.400%	4/16/50	AA–	744,319
200	Qatar Petroleum, 144A	1.375%	9/12/26	AA–	198,520
200	Qatar Petroleum, 144A	2.250%	7/12/31	AA–	198,080
710	Qatar Petroleum, 144A	3.300%	7/12/51	AA–	717,100
200	QNB Finance Ltd, Reg S	3.500%	3/28/24	Aa3	212,034
200	QNB Finance Ltd, Reg S	2.625%	5/12/25	Aa3	208,100
	Total Qatar				3,907,177

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000) (11)		Description (1)	Coupon	Maturity	Ratings (8)	Value

		Romania – 0.8%

180	EUR	Romanian Government International Bond, 144A	1.375%	12/02/29	BBB–	$204,747
105	EUR	Romanian Government International Bond, 144A	1.750%	7/13/30	BBB–	118,913
60	EUR	Romanian Government International Bond, Reg S	2.124%	7/16/31	BBB–	69,416
70	EUR	Romanian Government International Bond, 144A	2.124%	7/16/31	BBB–	80,921
165	EUR	Romanian Government International Bond, Reg S	2.000%	1/28/32	BBB–	186,095
10	EUR	Romanian Government International Bond, Reg S	3.875%	10/29/35	BBB–	12,995
125	EUR	Romanian Government International Bond, Reg S	4.125%	3/11/39	BBB–	161,715
90	EUR	Romanian Government International Bond, 144A	2.625%	12/02/40	BBB–	97,170
60	EUR	Romanian Government International Bond, Reg S	2.750%	4/14/41	BBB–	64,550
85	EUR	Romanian Government International Bond, 144A	2.750%	4/14/41	BBB–	91,446
120	EUR	Romanian Government International Bond, Reg S	2.875%	4/13/42	BBB–	129,931
75	EUR	Romanian Government International Bond, 144A	2.875%	4/13/42	BBB–	81,207
370	EUR	Romanian Government International Bond, Reg S	3.375%	1/28/50	BBB–	421,898
		Total Romania				1,721,004

		Russia – 2.0%

200		Gtlk Europe Capital DAC, Reg S	4.650%	3/10/27	BB+	209,029
215		Gtlk Europe Capital DAC, Reg S	4.800%	2/26/28	BB+	226,158
800		Russian Foreign Bond - Eurobond, Reg S	4.750%	5/27/26	BBB	900,437
1,400		Russian Foreign Bond - Eurobond, Reg S	4.250%	6/23/27	BBB	1,559,093
400		Russian Foreign Bond - Eurobond, Reg S	4.375%	3/21/29	BBB	453,275
200	EUR	Russian Foreign Bond - Eurobond, Reg S	1.850%	11/20/32	BBB	230,992
400		Russian Foreign Bond - Eurobond	5.100%	3/28/35	BBB	478,828
200		Russian Foreign Bond - Eurobond, Reg S	5.250%	6/23/47	BBB	253,260
		Total Russia				4,311,072

		Saudi Arabia – 0.8%

595		Saudi Arabian Oil Co, Reg S	4.250%	4/16/39	A	667,078
200		Saudi Government International Bond, Reg S	2.500%	2/03/27	A1	207,686
765		Saudi Government International Bond, Reg S	3.750%	1/21/55	A1	797,826
		Total Saudi Arabia				1,672,590

		Senegal – 0.4%

200	EUR	Senegal Government International Bond, 144A	5.375%	6/08/37	Ba3	228,795
200		Senegal Government International Bond, 144A	6.750%	3/13/48	Ba3	201,874
415		Senegal Government International Bond, Reg S	6.750%	3/13/48	Ba3	418,926
		Total Senegal				849,595

		Serbia – 0.5%

255	EUR	Serbia International Bond, Reg S	3.125%	5/15/27	BB+	324,402
150	EUR	Serbia International Bond, 144A	1.500%	6/26/29	BB+	171,431
585	EUR	Serbia International Bond, Reg S	1.500%	6/26/29	BB+	668,580
		Total Serbia				1,164,413

		Singapore – 0.4%

200		BOC Aviation USA Corp, 144A	1.625%	4/29/24	A–	201,537
690		Temasek Financial I Ltd, 144A	2.500%	10/06/70	AAA	630,287
		Total Singapore				831,824

		Sri Lanka – 0.3%

415		Sri Lanka Government International Bond, Reg S	6.850%	11/03/25	CCC+	258,728
335		Sri Lanka Government International Bond, 144A	6.200%	5/11/27	CCC+	202,869
230		Sri Lanka Government International Bond, Reg S	6.200%	5/11/27	CCC+	139,283
		Total Sri Lanka				600,880

		Thailand – 0.1%

200		Bangkok Bank PCL/Hong Kong, 144A	3.466%	9/23/36	Baa3	197,755

Principal Amount (000) (11)	Description (1)	Coupon	Maturity	Ratings (8)	Value

	Turkey – 0.5%

$215	Turkey Government International Bond	3.250%	3/23/23	BB–	$214,011
245	Turkey Government International Bond	5.125%	2/17/28	BB–	232,260
775	Turkey Government International Bond	5.750%	5/11/47	BB–	642,010
	Total Turkey				1,088,281

	Ukraine – 1.1%

115	Ukraine Government International Bond, Reg S	7.750%	9/01/22	B	119,600
100	Ukraine Government International Bond, Reg S	7.750%	9/01/26	B	108,434
100	Ukraine Government International Bond, 144A	7.750%	9/01/27	B	108,321
425	Ukraine Government International Bond, 144A	6.876%	5/21/29	B	430,708
323	Ukraine Government International Bond, 144A	7.375%	9/25/32	B	330,674
255	Ukraine Government International Bond, Reg S	7.375%	9/25/32	B	261,275
985	Ukraine Government International Bond, 144A	7.253%	3/15/33	B	997,553
	Total Ukraine				2,356,565

	United Arab Emirates – 1.2%

270	Abu Dhabi Government International Bond, 144A	3.125%	4/16/30	AA	293,031
410	Abu Dhabi Government International Bond, 144A	3.125%	9/30/49	AA	411,425
455	Abu Dhabi Government International Bond, Reg S	3.125%	9/30/49	AA	456,383
200	Abu Dhabi Government International Bond, 144A	3.875%	4/16/50	AA	228,338
400	Emirate of Dubai Government International Bonds, Reg S	3.900%	9/09/50	N/R	377,742
200	Finance Department Government of Sharjah, 144A	4.375%	3/10/51	BBB–	188,250
435	Galaxy Pipeline Assets Bidco Ltd, 144A	2.625%	3/31/36	Aa2	428,247
240	Galaxy Pipeline Assets Bidco Ltd, 144A	2.940%	9/30/40	Aa2	239,500
	Total United Arab Emirates				2,622,916

	Venezuela – 0.1%

1,877	Petroleos de Venezuela SA, Reg S, (10)	6.000%	11/15/26	N/R	107,913

1,040	Venezuela Government International Bond, Reg S, (10)	9.250%	5/07/28	C	110,760
	Total Venezuela				218,673
	Total Emerging Market Debt and Foreign Corporate Bonds (cost $65,704,683)				63,854,937

Shares	Description (1)	Coupon		Ratings (8)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.8% (1.2% of Total Investments)

	Health Care Technology – 0.4%

12,500	Change Healthcare Inc	6.000%		N/R	$869,750

	Life Sciences Tools & Services – 0.5%

9,410	Avantor Inc	6.250%		N/R	1,184,813

	Semiconductors & Semiconductor Equipment – 0.9%

1,230	Broadcom Inc	8.000%		N/R	1,884,372
	Total Convertible Preferred Securities (cost $2,953,693)				3,938,935

Shares	Description (1)				Value

	WARRANTS – 0.1% (0.1% of Total Investments)

	Entertainment – 0.0%

21,239	Cineworld Warrant, (4)				$7,816

	Oil, Gas & Consumable Fuels – 0.1%

2,290	Fieldwood Energy LLC, (4)				229,000
1,435	Fieldwood Energy LLC, (4)				12,915
2,765	Fieldwood Energy LLC, (4)				13,825
6,490	Total Oil, Gas & Consumable Fuels				255,740
	Total Warrants (cost $27,405)				263,556

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (8)	Value

	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Media – 0.0%

$26	iHeartCommunications Inc	8.375%		5/01/27	CCC+	$27,797
$26	Total Corporate Bonds (cost $27,143)					27,797
	Total Long-Term Investments (cost $265,309,321)					305,922,490

Principal Amount (000)	Description (1)	Coupon		Maturity		Value

	SHORT-TERM INVESTMENTS – 6.2% (4.3% of Total Investments)

	REPURCHASE AGREEMENTS – 4.7% (3.3% of Total Investments)

$10,409	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $10,408,936, collateralized by: $10,134,300, U.S. Treasury Bonds, 2.250%, due 5/15/41, value $10,617,265	0.000%		10/01/21		$10,408,936

	INVESTMENT COMPANIES – 1.5% (1.0% of Total Investments)

3,275,645	BlackRock Liquidity Funds T-Fund Portfolio	0.005%	(12)	N/A		3,275,645
	Total Short-Term Investments (cost $13,684,581)					13,684,581
	Total Investments (cost $278,993,902) – 146.1%					319,607,071
	Borrowings – (43.0)% (13), (14)					(94,000,000)
	Other Assets Less Liabilities – (3.1)% (15)					(6,890,426)
	Net Assets Applicable to Common Shares – 100%					$218,716,645

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
South African Rand	4,282,000	U.S. Dollar	280,923	Bank of America, N.A.	12/15/21	$648
Euro	29,000	U.S. Dollar	34,362	Barclays Bank PLC	12/15/21	(720)
Euro	56,000	U.S. Dollar	65,716	Barclays Bank PLC	12/15/21	(752)
Euro	22,000	U.S. Dollar	25,999	Barclays Bank PLC	12/15/21	(478)
U.S. Dollar	8,804,574	Euro	7,416,051	Barclays Bank PLC	12/15/21	201,478
Euro	56,000	U.S. Dollar	65,629	BNP Paribas	12/15/21	(665)
U.S. Dollar	2,355	Euro	2,000	Citibank, National Association	12/15/21	35
South African Rand	230,000	U.S. Dollar	15,347	Goldman Sachs Bank USA	12/15/21	(223)
U.S. Dollar	307,109	South African Rand	4,454,000	Goldman Sachs Bank USA	12/15/21	14,227
Euro	47,000	U.S. Dollar	54,492	JPMorgan Chase Bank N.A.	12/15/21	31
Egyptian Pound	1,610,000	U.S. Dollar	100,212	JPMorgan Chase Bank, N.A.	12/15/21	188
Euro	113,000	U.S. Dollar	132,438	Morgan Stanley Capital Services LLC	12/15/21	(1,351)
Euro	12,000	U.S. Dollar	14,100	Royal Bank Of Canada	12/15/21	(179)
Euro	56,000	U.S. Dollar	65,015	Westpac Banking Corporation	12/15/21	(51)
Total						$212,188

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bund	(26)	12/21	$(5,198,737)	$(5,114,486)	$84,251	$9,881
Eurex Euro-Buxl	(8)	12/21	(1,938,467)	(1,884,311)	54,156	12,014
Total			$(7,137,204)	$(6,998,797)	$138,407	$21,895

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (16)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$56,200,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(3,488,064)	$(3,488,064)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$84,969,443	$—	$—	$84,969,443
Common Stocks	48,856,466	33,196,236	10,545	82,063,247
Variable Rate Senior Loan Interests	—	70,194,834	609,741	70,804,575
Emerging Market Debt and Foreign Corporate Bonds	—	63,854,937	—	63,854,937
Convertible Preferred Securities	3,938,935	—	—	3,938,935
Warrants	—	263,556	—	263,556
Corporate Bonds	—	27,797	—	27,797

Short-Term Investments:
Repurchase Agreements	—	10,408,936	—	10,408,936
Investment Companies	3,275,645	—	—	3,275,645

Investments in Derivatives:
Forward Foreign Currency Contracts*	—	212,188	—	212,188
Futures Contracts*	138,407	—	—	138,407
Interest Rate Swaps*	—	(3,488,064)	—	(3,488,064)
Total	$141,178,896	$174,670,420	$620,286	$316,469,602
*	Represents net unrealized appreciation (depreciation).

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(9)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(10)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(11)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(12)	The rate shown is the one-day yield as of the end of the reporting period.

(13)	Borrowings as a percentage of Total Investments is 29.4%.

(14)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(16)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

DD1	Portion of investment purchased on a delayed delivery basis.

EUR	Euro

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

REIT	Real Estate Investment Trust

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.